Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
1998 - 2000 cases
Loss Contingencies [Line Items]
Schedule of Loss Contingencies by Contingency
2004 - 2005 cases
Loss Contingencies [Line Items]
Schedule of Loss Contingencies by Contingency